UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  06/30/2011
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  	Botty Investors, LLC
Address: 	444 N Michigan Avenue, Suite 3500
	Chicago, IL 60611
Form 13F File Number:  28-13684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Alfredo Botty
Title: 	CEO/Member
Phone: 	312 245-2915


Signature, Place, and Date of Signing:




		Chicago, IL		August 2,2011

Report Type

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 2
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: 75,459
 	(thousands)
List of Other Included Managers:
No. 	Form 13F File Number 	Name
01	28-10663	Hamlin Capital Management, LLC
02      28-05620        Brandes Investment Partners, LP

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Blizzard Inc Com    COM              00507V109     1149    98348 SH       Sole                    98348
Alange Energy Corp             COM                              23   100000 SH       Sole                   100000
Altria Group Inc Com           COM              02209S103     2207    83576 SH       Sole                    83576
Annaly Cap Mgmt Inc Com        COM              035710409     2237   124000 SH       Sole                   124000
Apple Inc Com                  COM              037833100    13133    39124 SH       Sole                    39124
Archer Daniels Midland         COM                             228     7566 SH       Sole                     7566
Bear Creek Mining Corp         COM              07380N104       81    20425 SH       Sole                    20425
Canadian Oil Sands Trust       COM              13643E105      881    30500 SH       Sole                    30500
                                                                64     2215 SH       Other   01                                 2215
                                                                 9      325 SH       Other   02                                  325
Cboe Holdings Inc              COM              12503M108      883    35900 SH       Sole                    35900
Chimera Invt Corp Com          COM              16934Q109      801   231381 SH       Sole                   231381
Cisco Sys Inc Com              COM              17275R102     1130    72370 SH       Sole                    72370
Dorchester Minerals Lp Com Uni COM              25820R105     1148    42615 SH       Sole                    42615
Duke Energy Corp New Com       COM              26441C105      691    36690 SH       Sole                    36690
Fnb Corp Pa Com                COM              302520101      107    10330 SH       Other   01                                10330
                                                                17     1595 SH       Other   02                                 1595
General Moly Inc Com           COM              370373102      557   125000 SH       Sole                   125000
Genuine Parts Co Com           COM              372460105     2624    48229 SH       Sole                    48229
                                                               104     1920 SH       Other   01                                 1920
                                                                16      285 SH       Other   02                                  285
Johnson & Johnson Com          COM              478160104     1045    15703 SH       Sole                    15703
Lazy Boy		       COM              505336107    23828  2414192 SH       Sole                   241792
Lorillard Inc Com              COM              544147101     2675    24570 SH       Sole                    24570
Market Vectors Etf Tr Gold Min COM              57060U100     3014    55220 SH       Sole                    55220
Merck & Co Inc New Com         COM              58933Y105     1500    42516 SH       Sole                    42516
                                                                97     2755 SH       Other   01                                 2755
                                                                15      420 SH       Other   02                                  420
Microsoft Corp Com             COM              594918104      886    34090 SH       Sole                    34090
Orezone Gold Corp              COM                              86    25300 SH       Sole                    25300
Pepsico Inc Com                COM              713448108      246     3497 SH       Sole                     3497
Philip Morris Intl Inc Com     COM              718172109      372     5567 SH       Sole                     5567
Procter & Gamble Co Com        COM              742718109      869    13666 SH       Sole                    13666
Proshares Tr Pshs Ulshrus2000  COM              74348A202      209     5000 SH       Sole                     5000
Seacor Holdings Inc            COM              811904101     1439    14400 SH       Sole                    14400
Spdr Gold Trust Gold Shs       COM              78463V107     3646    24970 SH       Sole                    24970
Sprott Resource Lending Corp   COM                              33    19000 SH       Sole                    19000
Teekay Tankers Ltd Cl A        COM              Y8565N102     1918   204000 SH       Sole                   204000
Thermo Fisher Scientific Inc C COM              883556102     2329    36165 SH       Sole                    36165
Towers Watson & Co Cl A        COM              891894107     1649    25100 SH       Sole                    25100
Vanguard Specialized Portfolio COM              921908844     1513    27025 SH       Sole                    27025